Related party transactions - Financing Received From and Provided to Related Parties (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Nov. 02, 2020 CNY (¥)	Sep. 25, 2020 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Financing (received from)/provided to related parties:
Financing proceeds received on behalf of RELX					¥ (273,457)
Financing proceeds paid back to RELX					273,457	¥ 32,496
Funds provided by RELX			¥ 0		(1,439,183)	(644,913)
Funds paid back to RELX			11,174	$ 1,753	1,264,004	0
Investment prepayment made on behalf of RELX						21,006
Investment prepayment returned from Relx Inc.			(21,006)
Payments made on behalf of RELX's non-PRC operations					61,110	45,664
Others					298
Total			¥ (9,832)		¥ (113,771)	¥ (545,747)
Investor | Series D1 Preferred Shares | Relx Inc (the former parent)
Financing (received from)/provided to related parties:
Number of series preferred shares obtained | shares		692,911
Investor | Series D2 Preferred Shares | Relx Inc (the former parent)
Financing (received from)/provided to related parties:
Number of series preferred shares obtained | shares		554,329
September 2020 Loan
Financing (received from)/provided to related parties:
Financing proceeds received on behalf of RELX		¥ 273,457
Financing proceeds paid back to RELX	¥ 273,457